Deposits	12 Months Ended
Dec. 31, 2011
Deposits
11.	Deposits

The remaining maturity profile of the Bank’s deposits is as follows:

(In thousands of US$)	December 31,
	2011	2010
Demand	67,586	100,352
Up to 1 month	1,474,088	1,173,415
From 1 month to 3 months	402,472	286,806
From 3 months to 6 months	196,016	143,352
From 6 months to 1 year	151,800	117,000
From 2 years to 5 years	11,544	-
	2,303,506	1,820,925

The following table presents additional information about deposits:

(In thousands of US$)	December 31,
	2011	2010
Aggregate amounts of time deposits of $100,000 or more	2,233,044	1,720,106
Aggregate amounts of deposits in offices outside Panama	220,340	221,185
Interest expense paid to deposits in offices outside Panama	983	2,746